Major Customer And Geographic Information (Schedule Of Revenue By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 3,260,219	$ 3,107,581	$ 2,958,248
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	640,763	497,559	460,884
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	825,665	838,893	826,815
Israel
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	709,562	616,611	638,858
Latin America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	212,773	325,371	454,502
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	801,639	800,333	528,802
Other Areas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 69,817	$ 28,814	$ 48,387